FINANCIAL RISK MANAGEMENT AND FAIR VALUES - INTEREST RATE RISK (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) Point	Dec. 31, 2017 CNY (¥) Point
FINANCIAL RISK MANAGEMENT AND FAIR VALUES [abstract]
Estimated increase/decrease) of variable interest rate on basis points | Point	100	100
Decrease/Increase in net income attributed to interest rate risk | ¥	¥ 424	¥ 450